Summary of significant accounting policies - Foreign currency exchange (Details) $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of significant accounting policies
Net unrealized foreign currency translation losses	$ 111.2	$ 237.5
Swedish kronor
Summary of significant accounting policies
Currency Closing Rate	8.1676	9.3210
British pound
Summary of significant accounting policies
Currency Closing Rate	0.7322	0.7568
Euro
Summary of significant accounting policies
Currency Closing Rate	0.8151	0.8912
Canadian dollar
Summary of significant accounting policies
Currency Closing Rate	1.2725	1.3003